Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2011
Registrant Name	dei_EntityRegistrantName	AMERICAN FUNDS INCOME SERIES
Central Index Key	dei_EntityCentralIndexKey	0000770161
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Nov. 01, 2011
U.S. Government Securities Fund (Prospectus Summary) | U.S. Government Securities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AMUSX
U.S. Government Securities Fund (Prospectus Summary) | U.S. Government Securities Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UGSBX
U.S. Government Securities Fund (Prospectus Summary) | U.S. Government Securities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UGSCX
U.S. Government Securities Fund (Prospectus Summary) | U.S. Government Securities Fund | Class F-1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UGSFX
U.S. Government Securities Fund (Prospectus Summary) | U.S. Government Securities Fund | Class F-2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GVTFX
U.S. Government Securities Fund (Prospectus Summary) | U.S. Government Securities Fund | Class 529-A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CGTAX
U.S. Government Securities Fund (Prospectus Summary) | U.S. Government Securities Fund | Class 529-B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CGTBX
U.S. Government Securities Fund (Prospectus Summary) | U.S. Government Securities Fund | Class 529-C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CGTCX
U.S. Government Securities Fund (Prospectus Summary) | U.S. Government Securities Fund | Class 529-E
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CGTEX
U.S. Government Securities Fund (Prospectus Summary) | U.S. Government Securities Fund | Class 529-F-1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CGTFX
U.S. Government Securities Fund (Prospectus Summary) | U.S. Government Securities Fund | Class R-1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RGVAX
U.S. Government Securities Fund (Prospectus Summary) | U.S. Government Securities Fund | Class R-2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RGVBX
U.S. Government Securities Fund (Prospectus Summary) | U.S. Government Securities Fund | Class R-3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RGVCX
U.S. Government Securities Fund (Prospectus Summary) | U.S. Government Securities Fund | Class R-4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RGVEX
U.S. Government Securities Fund (Prospectus Summary) | U.S. Government Securities Fund | Class R-5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RGVFX
U.S. Government Securities Fund (Prospectus Summary) | U.S. Government Securities Fund | Class R-6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RGVGX